July 17, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)

1933 Act Registration No. 033-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Large Cap Value Fund, Small Cap Value Fund and Technology Fund dated July 1, 2014, filed pursuant to Rule 497 on July 1, 2014 (accession number 0001193125-14-257339).

Questions and comments concerning the filing may be directed to the undersigned at (312) 444-3535.

Very truly yours,
/s/ Patrick M. D’Onofrio
Patrick M. D’Onofrio

Enclosures